Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 60.5%
Penn Series Index 500 Fund* (Cost $22,957,858)	945,647	$49,098,006

AFFILIATED FIXED INCOME FUNDS — 39.1%
Penn Series Quality Bond Fund* (Cost $30,399,902)	1,900,215	31,790,595
TOTAL INVESTMENTS — 99.6% (Cost $53,357,760)		$80,888,601
Other Assets & Liabilities — 0.4%		292,204
TOTAL NET ASSETS — 100.0%		$81,180,805

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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